Other - Net, (Income) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nonoperating Income (Expense) [Abstract]
Interest expense	$ 242.5	$ 225.0	$ 185.2
Interest income	(159.3)	(166.4)	(107.9)
Venezuela charge	0.0	0.0	203.9
Retirement benefit	(240.5)	(249.0)	(197.1)
Other (income) expense	11.7	(111.1)	(192.9)
Other–net, (income) expense	$ (145.6)	$ (301.5)	$ (108.8)